Summary of Significant Accounting Policies - Schedule of Net Loss Per Share of Common Stock Presented in the Condensed Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Class A Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ 14,878,658	$ 160,938,834	$ 198,830,017	$ (9,932,545)
Denominator:
Basic weighted average shares outstanding	56,047,662	37,155,326	47,964,244	32,680,981
Basic net income (loss) per share of common stock	$ 0.27	$ 4.33	$ 4.15	$ (0.3)
Allocation of net income (loss)	$ 14,878,658	$ 161,640,325	$ 199,301,831	$ (9,932,545)
Diluted weighted average shares outstanding	57,111,807	38,631,753	49,461,753	32,680,981
Diluted net income (loss) per share of common stock	$ 0.26	$ 4.18	$ 4.03	$ (0.3)
Class B Common Stock [Member]
Numerator:
Allocation of net income (loss)		$ 20,616,458	$ 16,865,545	$ (1,446,571)
Denominator:
Basic weighted average shares outstanding		4,759,642	4,068,516	4,759,642
Basic net income (loss) per share of common stock		$ 4.33	$ 4.15	$ (0.3)
Allocation of net income (loss)		$ 19,914,967	$ 16,393,731	$ (1,446,571)
Diluted weighted average shares outstanding		4,759,642	4,068,516	4,759,642
Diluted net income (loss) per share of common stock		$ 4.18	$ 4.03	$ (0.3)